Finance receivables	12 Months Ended
Dec. 31, 2025
Finance receivables [abstract]
Finance receivables
6.	Finance receivables

Finance receivables consisted of secured loan receivables measured at amortized cost, net of allowance for expected credit losses. Finance receivables for the following years are as follows:

$
Balance – December 31, 2023	8,095,354
Additions	2,300,368
Add: Interest income	513,925
Less: Interest payments	(490,277)
Less: Principal payments	(6,632,290)
Effects of foreign exchange	(354,740)
Balance – December 31, 2024	3,432,340
Additions	222,530
Add: Interest income	246,219
Less: Interest payments	(236,535)
Less: Principal payments	(1,760,345)
Less: Sale of finance receivables	(2,027,730)
Effects of foreign exchange	123,521
Balance – December 31, 2025	—

Current	—
Non-current	—
Balance – December 31, 2025	—

Allowances for expected credit losses as at December 31, 2025, were $Nil (December 31, 2024 - $Nil). Finance receivables earned fees at fixed rates between 7%-8.5% per annum and had an average term to maturity of one year from the date of issuance. The loans were secured by residential property with a first or second collateral mortgage on the secured property. Loans were issued up to 55% of the initial appraised value of the secured property at the time of issuance.

During the year ended December 31, 2025, the Company, through its subsidiary FSD Strategic Investments, sold its entire portfolio of loan receivables to a corporation owned by the CFO of the Company. The carrying amount of finance receivables sold was $2,027,730. Total consideration received was $1,824,203 and an interest receivable of $86,391, which corresponds to the stream of future monthly interest payments contractually due under the original mortgage terms, which continue to be collected by the Company. This resulted in a realized loss on sale of $117,136, recognized in the consolidated statements of loss and comprehensive loss.

Following the sale, the Company has no further rights or obligations with respect to the sold portfolio.